SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

21. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended
	December 31,	December 31,
	2020	2019

Net changes in non-cash working capital:
Accounts receivable	$(2,200)	$391
Income tax receivable	4,326	1,209
Inventories	(2,003)	511
Prepaid expenses	969	(598)
Accounts payable and accrued liabilities	7,955	(94)
Income taxes payable	1,091	(2,103)
	$10,138	$(684)

Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	$99	$—
Fair value of exercised options allocated to share capital	$3,425	$177
Fair value of capital assets acquired under finance leases	$28	$—

Other cash disbursements:
Income taxes paid	$1,643	$3,439
Special mining duty paid	$—	$1,670